                              ANNUAL REPORT
--------------------------------------------------
     October 31, 1997


          Neuberger&Berman
          MUNICIPAL FUNDS -Registered Trademark-


Neuberger&Berman
          MUNICIPAL MONEY FUND

Neuberger&Berman
          MUNICIPAL SECURITIES TRUST

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHART
      COMPARISON OF A $10,000 INVESTMENT
Municipal Securities Trust                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-8
Municipal Securities Trust                         B-9

    REPORT OF INDEPENDENT AUDITORS                B-11

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                         B-12
Municipal Securities Portfolio                    B-23

    FINANCIAL STATEMENTS                          B-29

    FINANCIAL HIGHLIGHTS                          B-35

    REPORT OF INDEPENDENT AUDITORS                B-36

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                             December 18, 1997

Dear Shareholder,
  In a "state of the bond market" address presented in our fiscal April 30, 1997, Semi-Annual Report, I expressed our positive attitude toward the fixed-income markets. I summarized our perspective by concluding that, "...based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity." Evidently, our opinion was shared by others, most notably legendary value investor Warren Buffett, who was reported to have purchased several billion dollars of bonds during the third quarter in a rare foray into the fixed-income market. Equities investors' renewed enthusiasm for bonds is also becoming more evident in the mutual fund arena. In September and October 1997, an estimated $6.6 billion flowed into bond funds, nearly double the total from a year ago. What is happening here? We believe investors are recognizing bonds' fundamental attractiveness and showing greater appreciation for the traditional role fixed income plays in diversified investment portfolios.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             1-YEAR TREASURY
                                  BILLS          5-YEAR TREASURY NOTES  10-YEAR TREASURY BONDS
Nov-96                                    0.51%                  1.49%                    2.68%
Dec-96                                    0.85%                  0.40%                    0.54%
Jan-97                                    1.36%                  0.74%                    0.55%
Feb-97                                    1.72%                  0.56%                    0.32%
Mar-97                                    2.00%                 -0.45%                   -1.65%
Apr-97                                    2.62%                  0.83%                    0.25%
May-97                                    3.26%                  1.59%                    1.34%
Jun-97                                    3.87%                  2.61%                    3.06%
Jul-97                                    4.62%                  5.22%                    7.30%
Aug-97                                    4.99%                  4.38%                    5.08%
Sep-97                                    5.55%                  5.64%                    7.38%
Oct-97                                    6.15%                  7.47%                   10.19%
Source: Salomon Brothers

  Let's discuss fundamentals first. There are several surprising bullish developments that have allowed interest rates to decline by 53-86 basis points (.53%-.86%) on bonds with maturities of one year or more over the last six months (ended 10/31/97). All other things being equal, these developments may help rates gradually fall further in the year ahead. First, the federal budget deficit appears to be shrinking in a dramatic fashion, and there are forecasts that the U.S. may in fact have a budget surplus within the next several years. This would be the first budget surplus in over three decades. The decline in the federal deficit, accompanied by reduced issuance of government bonds, has convinced a growing number of investors that the United States' fiscal house may finally be in order.
  A second development is in the Treasury Department's funding policy. Despite their rather tepid initial reception, the Treasury remains committed to selling more floating-rate debt (the new Treasury Inflation Protection Securities or "TIPS") and fewer fixed-rate securities. We believe demand for the traditional fixed-rate Treasuries will remain strong, and therefore, prices are likely to be supported by investors chasing a shrinking supply.
  Finally, the notion that a strong economy leads to a pick-up in inflation is being called into question. With this historically unprecedented economic expansion, many economists and market observers have predicted that a rise in inflation was inevitable. This has not happened. Inflation statistics are being reported below 3.0% and the Federal Reserve, which would have normally tightened credit at this point in the business cycle, has refrained from raising rates because of what appears to be dormant inflation.
  These four factors -- declining federal deficits, a shrinking supply of fixed-rate Treasury securities, low inflation, and a benign Federal Reserve -- have produced very positive results for fixed-income investors over the last six months. While future events are inherently unpredictable, we expect these factors will continue to buoy the bond market over the next year. Bonds may also benefit from a tailwind provided by equities investors. In October, investors got their first taste of stock market instability in several years. True to form, during the stock market sell-off, bonds provided yield and relative safety of principal, and in the process, clearly demonstrated why they deserve a place in everyone's investment program.
  Due to the more rapidly rising prices and declining yields of Treasury securities, in our opinion, municipal bonds offer even better relative value for high-income tax bracket investors. Over the last six months, municipal bonds have performed well, with yields dropping about 25 basis points (.25%) in short maturities and on average, approximately 50 basis points (.50%) on longer-term municipal bonds. However, Treasury securities yields have dropped even farther. Consequently, at the end of fiscal 1997, municipal bond yields were approximately 82% of comparable maturity/duration Treasuries, well above the 70% to 77% range municipals have generally traded at. In addition, the municipal bond market has been much less volatile than in recent years, because we have not had any federal tax legislation passed or proposed that could diminish the tax advantages of municipal bonds. Supply in the municipal bond market has been moderate and demand appears to be increasing as a strong economy and booming stock market create more wealthy individuals seeking tax advantageous investments. Finally, the economic fundamentals have been strong, with credit upgrades recently exceeding downgrades by a 3 to 1 margin.

    MUNICIPAL MONEY FUND Since the fund invests exclusively in high investment grade short-term municipal securities, we cannot take advantage of credit spreads to enhance returns. We depend on our trend following maturity management to maximize returns. During the six months ended October 31, 1997, the portfolio's weighted average maturity ranged from 55.2 to 83.6 days, with the weighted average maturity being extended over the last six months to take advantage of declining interest rates.
  The current and effective (compounded) yields for the fund as of October 31, 1997, were 3.07% and 3.12%, respectively. For an investor in the highest federal income tax bracket, this translates into tax-equivalent current and effective yields of 5.08% and 5.21%.+

    MUNICIPAL SECURITIES TRUST In response to declining interest rates in second-half fiscal 1997, the portfolio's weighted average duration was extended from 6.1 years to a peak of 7.0 years in August. We have enjoyed a very favorable economic backdrop for municipal securities. Rising incomes and the strong real estate market swelled municipal governments' tax coffers, spawning upgrades of General Obligation bonds (GOs) throughout most of the country. Economic health has also contributed to increased infrastructure spending and consequently, increased issuance of revenue bonds (securities backed by income streams from the issuer). Generally, these bonds have appeared to us very attractively priced relative to Treasury securities and other sectors of the municipal bond market.

  The portfolio continues to be over-weighted in high quality revenue bonds (56.7% of assets), and to favor bonds attached to essential service industries like water, sewer, and transportation. With the yield spread between higher and lower investment grade revenue bonds generally 50 basis points (.50%) or less, we continue to be biased toward higher credit quality issues. With "high coupon" revenue bonds (bonds with coupons above prevailing interest rates) trading at rather heady premiums, we are now more concentrated in "current coupon" bonds (bonds with coupons approximating current interest rates), which are generally trading around issue price and, in our opinion, have favorable risk/reward characteristics.
  We still like General Obligation bonds (bonds backed by the full faith and credit of the government issuer), which comprise 35.9% of assets. Due to rising tax revenues, most municipal governments are in very good financial shape. We believe these rising revenues will improve the credit quality of GO bonds. The portfolio has 2.6% of assets in pre-refunded bonds (high coupon, longer-term bonds that have been refinanced at lower rates). Because these securities are backed by U.S. Treasuries held in escrow, they have relatively low yields, but very minimal credit risk. The remaining 4.8% of the portfolio's assets is in cash and cash equivalents.
  As of October 31, 1997, the 30-day SEC yield for the fund was 4.00%. This can be translated into a tax-equivalent yield of 6.62%, for an investor in the highest federal income tax bracket.+

    NEW YORK INSURED INTERMEDIATE FUND Neuberger&Berman Management announced the termination of New York Insured Intermediate Fund on September 24, 1997, and the fund formally ceased operations on October 24, 1997. The general health of the New York State municipal bond market helped us gradually liquidate positions in the portfolio. We thank our former shareholders and regret that the fund did not attract sufficient assets to justify further operations.
  In closing, we are gratified by our municipal bond funds' performance in the second half and full fiscal year 1997. Favorable economic and supply/demand fundamentals for bonds remain intact. We believe municipal bonds are currently priced attractively relative to taxable bonds for high-income tax bracket investors.

Sincerely,

[/S/ THEODORE P. GIULIANO]
Theodore Giuliano
President and Trustee
Neuberger&Berman Income Funds

+Tax-equivalent yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal taxes at 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes. A portion of the income may be subject to the federal alternative minimum tax for certain investors.

 An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Municipal Money Fund will fluctuate. "Current yield" refers to the income generated by an investment in the Fund over a seven day period. The income is then "annualized." The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Results represent past performance and do not indicate future results.

 Neuberger&Berman Management Inc. currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 3.63% and the tax-equivalent yield would have been 6.01%.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  MUNICIPAL SECURITIES
                                          TRUST              LEHMAN 7-YEAR GO INDEX
1987                                              $10,000                      $10,000
1988                                              $10,987                      $11,057
1989                                              $11,707                      $11,754
1990                                              $12,526                      $12,660
1991                                              $13,579                      $14,040
1992                                              $14,492                      $15,159
1993                                              $16,129                      $16,962
1994                                              $15,715                      $16,618
1995                                              $17,341                      $18,726
1996                                              $18,021                      $19,617
1997                                              $19,231                      $21,104
Average Annual Total Return(1)
                                     Municipal Securities
                                                    Trust    Lehman 7-Year GO Index(2)
1 Year                                             +6.71%                       +7.58%
5 Year                                             +5.82%                       +6.84%
10 Year                                            +6.76%                       +7.75%
Life of Fund                                       +6.42%                       +7.31%

   The inception date of Neuberger&Berman Municipal Securities
Trust-Registered Trademark- ("Municipal Securities Trust") is 7/9/87.
   The tax equivalent annualized yield for Municipal Securities Trust is 6.62% for the thirty days ended 10/31/97 (based on an annualized yield of 4.00% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger&Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Municipal Securities Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the annualized and tax equivalent yields for the thirty days ended 10/31/97 would have been 3.63% and 6.01%, respectively. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 FUND            TRUST
                                                    -------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     156,487    $      31,712
      Receivable for Trust shares sold                         59               --
      Receivable from administrator -- net (Note
        B)                                                     --                3
                                                    -------------------------------
                                                          156,546           31,715
                                                    -------------------------------
LIABILITIES
      Dividends payable                                         6               42
      Payable for Trust shares redeemed                       148               23
      Payable to administrator (Note B)                        38               --
      Accrued expenses                                         33               23
                                                    -------------------------------
                                                              225               88
                                                    -------------------------------
NET ASSETS at value                                 $     156,321    $      31,627
                                                    -------------------------------

NET ASSETS consist of:
      Par value                                     $         156    $           3
      Paid-in capital in excess of par value              156,191           31,409
      Accumulated net realized losses on
        investment                                            (26)            (673)
      Net unrealized appreciation in value of
        investment                                             --              888
                                                    -------------------------------
NET ASSETS at value                                 $     156,321    $      31,627
                                                    -------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       156,420            2,869
                                                    -------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00           $11.02
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Funds

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                         FUND          TRUST
                                                    ---------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     5,213    $     1,633
                                                    ---------------------------
    Expenses:
      Administration fee (Note B)                           382             89
      Auditing fees                                           8              8
      Custodian fees                                         10             10
      Legal fees                                             10             10
      Registration and filing fees                           28             25
      Shareholder reports                                    17              9
      Shareholder servicing agent fees (Note B)              30             22
      Trustees' fees and expenses                            11              6
      Miscellaneous                                           2              2
      Expenses from corresponding Portfolio (Notes
        A & B)                                              535            169
                                                    ---------------------------
        Total expenses                                    1,033            350
      Expenses reimbursed by administrator and/or
        reduced by custodian fee and shareholder
        servicing expense offset arrangements
        (Note B)                                            (12)          (135)
                                                    ---------------------------
        Total net expenses                                1,021            215
                                                    ---------------------------
        Net investment income                             4,192          1,418
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities               --            223
    Net realized loss on financial futures
      contracts                                              --            (13)
    Change in net unrealized appreciation of
      investment securities and financial futures
      contracts                                              --            462
                                                    ---------------------------
        Net gain on investments from corresponding
          Portfolio (Note A)                                 --            672
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     4,192    $     2,090
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                      FUND                            TRUST
                                                      Year                            Year
                                                      Ended                           Ended
                                                   October 31,                     October 31,
(000'S OMITTED)                               1997            1996            1997            1996
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       4,192   $       4,569   $       1,418   $       1,785
    Net realized gain on investments
      from corresponding Portfolio (Note
      A)                                             --               2             210             227
    Change in net unrealized
      appreciation of investments from
      corresponding Portfolio (Note A)               --              --             462            (432)
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                             4,192           4,571           2,090           1,580
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (4,192)         (4,569)         (1,418)         (1,785)
                                          -------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                   228,579         240,030           5,776           6,414
    Proceeds from reinvestment of
      dividends                                   4,121           4,508             907           1,202
    Payments for shares redeemed               (208,978)       (272,748)        (14,649)        (12,810)
                                          -------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                         23,722         (28,210)         (7,966)         (5,194)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            23,722         (28,208)         (7,294)         (5,399)
NET ASSETS:
    Beginning of year                           132,599         160,807          38,921          44,320
                                          -------------------------------------------------------------
    End of year                           $     156,321   $     132,599   $      31,627   $      38,921
                                          -------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                        228,579         240,030             531             595
    Issued on reinvestment of dividends           4,121           4,508              83             111
    Redeemed                                   (208,978)       (272,748)         (1,354)         (1,189)
                                          -------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                23,722         (28,210)           (740)           (483)
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Fund-Registered Trademark- ("Municipal Money") and Neuberger&Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger& Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($25,578 expiring in 2003 for Municipal Money and $673,009 expiring in 2003 for Municipal Securities Trust determined as of October 31, 1997), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1997, $73,750 was reclassified from accumulated net realized losses on investment to paid-in-capital for Municipal Money due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays N&B Management an administration fee at the annual rate of .27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that N&B Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. Effective October 11, 1996, states may no longer impose expense limitations as a condition to the sale of mutual fund shares. The most restrictive expense limitation applicable prior to that date, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1997.
   N&B Management has voluntarily undertaken to reimburse Municipal Securities Trust for its Operating Expenses which exceed, in the aggregate, .65% per annum of its average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 1997, such excess expenses amounted to $131,519 for Municipal Securities Trust.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $7,437 and $2,577, for Municipal Money and Municipal Securities Trust, respectively.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $4,549 and $1,402, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
MUNICIPAL MONEY                                  $ 203,053,452     $ 183,974,749

MUNICIPAL SECURITIES TRUST                           3,829,184        13,218,421

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                Year Ended October 31,
                           1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                           -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $.9993    $.9994    $.9995    $.9996    $.9995    $ .9989   $ .9989   $ .9989   $ .9993   $ .9995
                           -------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income   .0296     .0285     .0324     .0204     .0184      .0263     .0432     .0539     .0591     .0478
    Net Gains or Losses
     on Securities          .0001    (.0001)   (.0001)   (.0001)    .0001      .0006        --        --    (.0004)   (.0002)
                           -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations           .0297     .0284     .0323     .0203     .0185      .0269     .0432     .0539     .0587     .0476
                           -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)    (.0296)   (.0285)   (.0324)   (.0204)   (.0184)    (.0263)   (.0432)   (.0539)   (.0591)   (.0478)
                           -------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $.9994    $.9993    $.9994    $.9995    $.9996    $ .9995   $ .9989   $ .9989   $ .9989   $ .9993
                           -------------------------------------------------------------------------------------------------
Total Return(2)             +3.00%    +2.89%    +3.29%    +2.06%    +1.86%     +2.66%    +4.40%    +5.53%    +6.07%    +4.89%
                           -------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $156.3    $132.6    $160.9    $150.3    $181.6    $ 195.6   $ 173.9   $ 190.6   $ 204.8   $ 184.5
                           -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to Average
     Net Assets(3)            .73%      .73%      .71%       --        --         --        --        --        --        --
                           -------------------------------------------------------------------------------------------------
    Ratio of Net Expenses
     to Average Net
     Assets                   .72%      .72%      .71%      .73%      .74%       .67%      .66%      .67%      .74%      .69%
                           -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net Assets      2.95%     2.86%     3.24%     2.02%     1.85%      2.63%     4.34%     5.41%     5.91%     4.76%
                           -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                Year Ended October 31,
                           1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                           -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $10.78    $10.83    $10.26    $11.12    $10.53    $ 10.39   $ 10.14   $ 10.09   $ 10.08   $  9.73
                           -------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income     .47       .47       .47       .46       .48        .54       .58       .64       .63       .59
    Net Gains or Losses
     on Securities (both
     realized and
     unrealized)              .24      (.05)      .57      (.73)      .68        .14       .25       .05       .01       .35
                           -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             .71       .42      1.04      (.27)     1.16        .68       .83       .69       .64       .94
                           -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)      (.47)     (.47)     (.47)     (.46)     (.48)      (.54)     (.58)     (.64)     (.63)     (.59)
    Distributions (from
     net capital gains)        --        --        --      (.12)     (.09)        --        --        --        --        --
    Distributions (in
     excess of net
     capital gains)            --        --        --      (.01)       --         --        --        --        --        --
                           -------------------------------------------------------------------------------------------------
      Total Distributions    (.47)     (.47)     (.47)     (.59)     (.57)      (.54)     (.58)     (.64)     (.63)     (.59)
                           -------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $11.02    $10.78    $10.83    $10.26    $11.12    $ 10.53   $ 10.39   $ 10.14   $ 10.09   $ 10.08
                           -------------------------------------------------------------------------------------------------
Total Return(2)             +6.71%    +3.92%   +10.35%    -2.57%   +11.30%     +6.72%    +8.41%    +6.99%    +6.55%    +9.88%
                           -------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $ 31.6    $ 38.9    $ 44.3    $ 51.1    $105.2    $  37.0   $  25.5   $  14.1   $  10.5   $   9.8
                           -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to Average
     Net Assets(3)            .66%      .66%      .66%       --        --         --        --        --        --        --
                           -------------------------------------------------------------------------------------------------
    Ratio of Net Expenses
     to Average Net
     Assets(4)                .65%      .65%      .65%      .65%      .62%       .50%      .50%      .50%      .50%      .50%
                           -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(4)               4.30%     4.32%     4.45%     4.24%     4.33%      5.16%     5.61%     6.28%     6.26%     5.90%
                           -------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(5)                   --        --        --        --        35%        46%       10%       42%       17%       23%
                           -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if N&B Management had not reimbursed certain expenses.
3) For fiscal periods ending after September 1, 1995, each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

MUNICIPAL                                                         Year Ended October 31,
SECURITIES TRUST              1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                             -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Expenses                   1.05%     1.04%      .98%      .82%     1.04%     1.16%     1.38%     1.67%     2.50%     2.00%
                             -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Investment Income          3.90%     3.93%     4.12%     4.07%     3.91%     4.50%     4.73%     5.11%     4.26%     4.40%
                             -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

5) The Fund transferred all of its investment securities into Neuberger&Berman Municipal Securities Portfolio on July 2, 1993. After that date the Fund invested only in Neuberger&Berman Municipal Securities Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included in the Financial Highlights of Neuberger& Berman Municipal Securities Portfolio, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of:
Neuberger&Berman Municipal Money Fund and
Neuberger&Berman Municipal Securities Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Municipal Money Fund and Neuberger&Berman Municipal Securities Trust, two of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 5, 1997

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                 TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY
                 U.S. GOVERNMENT SECURITIES (5.8%)
   $   2,000     Arizona Agricultural Imp. & Pwr. Dist. Elec. Sys.
                 Rev. (Salt River Proj.), Ser. 1987 E, 7.25%, due
                 1/1/17 P/R 1/1/98                                      Aaa        AAA       $   2,010
       2,000     Chicago (IL) Pub. Bldg. Comm. Rev. (Comm. College
                 Dist. No. 508-A), 7.70%, due 1/1/08 P/R 1/1/98         Aaa        AAA           2,053
       1,800     Illinois G.O., Ser. 1988, 7.75%, due 6/1/11 P/R
                 6/1/98                                                                          1,873
       3,000     Utah Sch. Dist. Fin. Cooperative Rev. (Capital
                 Imp. Fin. Pool), Ser. 1988, 8.375%, due 2/15/10
                 P/R 8/15/98                                            Aaa        AAA           3,104
                                                                                           -------------
                                                                                                 9,040
                                                                                           -------------
                 MUNICIPAL NOTES (15.4%)
       2,000     Broward Co. (FL) Sch. Dist. RANS, Ser. 1997 C,
                 4.50%, due 4/22/98                                    MIG-1      SP-1+          2,005
       2,000     California Comm. College Fin. Au. TRANS, Ser. 1997
                 B, 4.50%, due 9/30/98                                            SP-1+          2,010
       2,000     California Statewide Comm. Dev. Au. TRANS, Ser.
                 1997 A, 4.50%, due 6/30/98                             Aaa        AAA           2,008
       2,000     Colorado Gen. Fund TRANS, Ser. 1997 A, 4.50%, due
                 6/26/98                                                          SP-1+          2,008
       2,000     Houston (TX) TRANS, Ser. 1997, 4.50%, due 6/30/98     MIG-1      SP-1+          2,008
       1,000     Idaho TANS, Ser. 1997, 4.625%, due 6/30/98            MIG-1      SP-1+          1,005
       2,000     Los Angeles Co. (CA) TRANS, Ser. A, 4.50%, due
                 6/30/98                                               MIG-1      SP-1+          2,008
       2,000     Manatee Co. (FL) Port Au. BANS, Ser. 1997, 4.25%,
                 due 7/1/98                                            MIG-1                     2,004
       2,000     Michigan Muni. Bond Au. Rev. Notes, Ser. 1997 B,
                 4.50%, due 7/2/98                                                SP-1+          2,009
       1,000     New Mexico TRANS, Ser. 1997, 4.50%, due 6/30/98       MIG-1      SP-1+          1,004
       3,000     Santa Cruz Co. (CA) Office of Ed. TRANS, Ser.
                 1997, 4.50%, due 7/30/98                                         SP-1+          3,014

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
   $   1,000     Summit Co. (OH) Var. Purp. Ltd. Tax G.O. BANS,
                 Ser. 1997 A, 4.50%, due 6/4/98                        MIG-1      SP-1+      $   1,004
       2,000     Texas TRANS, 4.75%, due 8/31/98                       MIG-1      SP-1+          2,015
                                                                                           -------------
                                                                                                24,102
                                                                                           -------------
                 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF
                 CREDIT (2.5%)
                                                  MORGAN GUARANTY TRUST CO.
       3,000     Chicago (IL) G.O. Notes, Ser. 1997, 3.65%, due
                 1/31/99 Putable 2/5/98                                MIG-1      SP-1+          3,000
STUDENT LOAN MARKETING ASSOC.
       1,000     Greater East Texas Higher Ed. Au., Inc. Std. Loan
                 Ref. Rev., Ser. 1995 A, 4.10%, due 5/1/11 Putable
                 5/1/98                                               VMIG-1      A-1+           1,000
                                                                                           -------------
                                                                                                 4,000
                                                                                           -------------
                 TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE
                 (4.2%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       1,000     Houston (TX) Wtr. & Swr. Sys. Prior Lien Rev.,
                 Ser. 1989 A, 6.75%, due 12/1/97                        Aaa        AAA           1,002
       1,000     New York Dorm. Au. Ed. Fac. (State Univ.), Ser.
                 1989 B, 7.00%, due 5/15/98                             Aaa        AAA           1,017
FINANCIAL GUARANTY INSURANCE CO.
       1,000     Chicago (IL) Proj. & Ref. G.O., Ser. 1995 B,
                 5.50%, due 1/1/98                                      Aaa        AAA           1,003
       1,000     Connecticut Spec. Assessment Unemployment Comp.
                 Adv. Fund Rev., Ser. 1993 C, 3.90%, due 11/15/01
                 Putable 7/1/98                                       VMIG-1      A-1+           1,000
       2,530     Wisconsin Trans. Rev., Ser. 1996 A, 5.00%, due
                 7/1/98                                                 Aaa        AAA           2,549
                                                                                           -------------
                                                                                                 6,571
                                                                                           -------------
                 TAX-EXEMPT SECURITIES -- OTHER (3.2%)
       1,000     Chester Co. (PA) Solid Waste Au. Gtd. Rev., Ser.
                 1990 B, 6.65%, due 1/1/98                              Aa2        AA            1,004
         990     Oregon Hsg. & Comm. Svc. Dept. Mtge. Rev.
                 (Single-Family Mtge. Prog.), Ser. 1996 K, 3.65%,
                 due 12/11/97                                          MIG-1                       990

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
   $   1,000     Tennessee Hsg. Dev. Agcy. Homeownership Prog.
                 Rev., Ser. 1997-1, 3.75%, due 1/1/28 Putable
                 2/19/98                                              VMIG-1      A-1+       $   1,000
       2,000     Washington Var. Purp. G.O., Ser. 1997 E, 5.00%,
                 due 7/1/98                                             Aa1        AA+           2,015
                                                                                           -------------
                                                                                                 5,009
                                                                                           -------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES (11.3%)
       1,500     Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.),
                 Ser. 1988, 3.75%, VRDN due 8/1/15                    VMIG-1                     1,500
         300     Decatur (AL) IDB Solid Waste Disp. Rev. (Amoco
                 Chemical Co. Proj.), Ser. 1995, 4.25%, VRDN due
                 5/1/25                                               VMIG-1                       300
         800     Delaware Co. (PA) IDA Arpt. Fac. Rev. (United
                 Parcel Svc. Proj.), Ser. 1985, 4.00%, VRDN due
                 12/1/15                                                          A-1+             800
       1,100     Gulf Coast (TX) IDA Marine Term. Rev. (Amoco Oil
                 Co. Proj.), Ser. 1993, 4.25%, VRDN due 4/1/28        VMIG-1      A-1+           1,100
       1,000     Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co.
                 Proj.), Ser. 1994, 4.25%, VRDN due 6/1/24            VMIG-1      A-1+           1,000
         400     Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                 (The Methodist Hosp.), Ser. 1994, 4.00%, VRDN due
                 12/1/25                                                          A-1+             400
         700     Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C,
                 4.10%, VRDN due 7/1/17                                 P-1       A-1+             700
       2,700     Louisiana Pub. Fac. Au. SCH Hlth. Care Sys. Rev.
                 (Sisters of Charity of the Incarnate Word,
                 Houston, Texas), Ser. 1997 E, 3.65%, VRDN due
                 7/1/23                                               VMIG-1      A-1+           2,700
         800     Minneapolis (MN) Comm. Dev. Agcy. Ref. PCR (No.
                 States Pwr. Co. Proj.), Ser. 1985, 3.75%, VRDN due
                 3/1/11                                                 Aa3        AA              800
       1,000     Navajo Co. (AZ) IDA (Citizens Util. Co. Proj.),
                 Ser. 1997, 3.80%, VRDN due 5/1/32                                A-1+           1,000
       2,000     Nueces Co. (TX) Port of Corpus Christi Au. Solid
                 Waste Disp. Ref. Rev. (Koch Refining Co., L.P.
                 Proj.), Ser. 1996, 3.80%, VRDN due 5/1/26            VMIG-1      A-1+           2,000

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
   $     550     Parish of St. Charles (LA) PCR (Shell Oil Co.
                 Norco Proj.), Ser. 1991, 4.25%, VRDN due 11/1/21     VMIG-1      A-1+       $     550
         200     Parish of St. Charles (LA) PCR (Shell Oil Co.
                 Norco Proj.), Ser. 1993, 4.25%, VRDN due 9/1/23      VMIG-1      A-1+             200
       2,100     Southwestern Illinois Dev. Au. Solid Waste Disp.
                 Rev. (Shell Oil Co. Wood River Proj.), Ser. 1992,
                 4.25%, VRDN due 4/1/22                               VMIG-1      A-1+           2,100
       2,500     Texas Ref. G.O. (Veterans' Hsg. Assist. Prog.,
                 Fund I), Ser. 1995, 3.60%, VRDN due 12/1/16          VMIG-1      A-1+           2,500
                                                                                           -------------
                                                                                                17,650
                                                                                           -------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                 LETTERS OF CREDIT (50.8%)
                                                           ABN AMRO BANK NV
       4,000     Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated
                 Board Proj.), Ser. 1988, 3.75%, TECP due 2/12/98       P-1                      4,000
BANK OF AMERICA
         500     California Hlth. Fac. Au. Hosp. Rev. (N.T. Enloe
                 Mem. Hosp.), Ser. 1985 A, 3.50%, VRDN due 1/1/16                 A-1+             500
BANK OF MONTREAL
       2,100     Port of Corpus Christi (TX) IDC Ref. Rev. (Valero
                 Refining & Mktg. Co. Proj.), Ser. 1997 D, 3.80%,
                 VRDN due 4/1/09                                                  A-1+           2,100
       1,100     Port of Portland (OR) Spec. Oblig. Rev. (Horizon
                 Air Ind., Inc. Proj.), Ser. 1997, 4.15%, VRDN due
                 6/15/27                                                          A-1+           1,100
BANK OF NOVA SCOTIA
       1,000     North Alabama Env. Imp. Au. Ref. PCR (Reynolds
                 Metals Co. Proj.), Ser. 1985, 4.05%, VRDN due
                 12/1/00                                                P-1                      1,000
       1,100     Port of Portland (OR) Ref. PCR (Reynolds Metals
                 Co. Proj.), Ser. 1985, 4.05%, VRDN due 12/1/09         P-1                      1,100
BARCLAYS BANK INT'L., LTD.
       2,000     Beaver Co. (PA) Ind. Dev. Au. PCR (Duquesne Lt.
                 Co. Proj.), 3.80%, TECP due 11/6/97                    P-1       A-1+           2,000

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                         BAYERISCHE LANDESBANK GIROZENTRALE
$        700     Nashville (TN) Metro. Arpt. Au. Spec. Fac. Ref.
                 Rev. (Amer. Airlines, Inc. Proj.), Ser. 1995 B,
                 4.05%, VRDN due 10/1/12                                          A-1+     $       700
BAYERISCHE VEREINSBANK AG
         700     Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated
                 Board Proj.), Ser. 1996, 4.15%, VRDN due 3/1/31      VMIG-1                       700
CANADIAN IMPERIAL BANK OF COMMERCE
         500     District of Columbia Ref. G.O., Ser. 1992 A-2,
                 4.25%, VRDN due 10/1/07                              VMIG-1      A-1+             500
       1,000     St. Louis (MO) Ind. Dev. Au. IDR (Svc. Merchandise
                 Co., Inc. Proj.), 3.65%, VRDN due 9/15/98                        A-1+           1,000
CITIBANK, N.A.
       1,100     Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind.,
                 Inc. Proj.), Ser. 1984, 3.65%, VRDN due 12/1/14        P-1                      1,100
COMMERZBANK AG
       2,700     Houston (TX) Arpt. Sys. Rev., Ser. A, 3.75%, TECP
                 due 12/10/97 & 2/18/98                                 P-1       A-1+           2,700  (4)
COMMONWEALTH BANK OF AUSTRALIA
       4,400     Pendleton Co. (KY) Multi-County Lease Rev.
                 (Kentucky Assoc. of Cos. Leasing Trust Prog.),
                 Ser. 1989, 3.75%, TECP due 11/5/97 & 12/10/97                    A-1+           4,400
CREDIT COMMERCIAL DE FRANCE
         350     Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc.
                 Proj.), 3.90%, VRDN due 1/1/13                       VMIG-1                       350
         150     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Metal
                 Svc. & Supply Inc.), 3.90%, VRDN due 1/1/13          VMIG-1                       150
         135     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Triangle
                 Ventures Proj.), Ser. 1988, 3.90%, VRDN due 1/1/14   VMIG-1                       135
         100     South Carolina Jobs Econ. Dev. Au. Rev. (Brown
                 Packing Co., Inc.), Ser. 1988 B, 4.05%, VRDN due
                 4/1/99                                               VMIG-1                       100
         550     South Carolina Jobs Econ. Dev. Au. Rev. (Florence
                 RHF Hsg., Inc. Proj.), Ser. 1987 A, 3.80%, VRDN
                 due 11/7/07                                            P-1                        550

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
   $     150     South Carolina Jobs Econ. Dev. Au. Rev. (Kent Mfg.
                 Co. Proj.), Ser. 1988 A, 3.95%, VRDN due 4/7/99      VMIG-1                 $     150
          50     South Carolina Jobs Econ. Dev. Au. Rev. (Mar-Mac
                 Mfg. Co., Inc. Proj.), Ser. 1988 A, 4.05%, VRDN
                 due 4/7/99                                           VMIG-1                        50
         600     South Carolina Jobs Econ. Dev. Au. Rev. (Osmose
                 Wood Preserving), Ser. B, 3.95%, VRDN due 12/1/04      P-1                        600
         350     South Carolina Jobs Econ. Dev. Au. Rev. (Phoenix
                 Finishing Co.), Ser. B, 4.05%, VRDN due 4/1/04       VMIG-1                       350
         100     South Carolina Jobs Econ. Dev. Au. Rev. (Sudan &
                 Delta Prop.), Ser. A, 4.05%, VRDN due 1/1/04         VMIG-1                       100
                                                              CREDIT SUISSE
       1,200     Hubbard Co. (MN) Solid Waste Disp. Rev. (Potlatch
                 Corp. Proj.), Ser. 1990, 3.65%, VRDN due 8/1/14                  A-1+           1,200
         100     Kansas City (KS) Ind. Ref. Rev. (PQ Corp.-Kansas
                 City Proj.), Ser. 1985, 4.10%, VRDN due 8/1/15       VMIG-1                       100
         400     Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile
                 Corp. Proj.), Ser. 1986 B, 3.80%, VRDN due 12/1/03               A-1+             400
         500     Nashville (TN) Metro. Arpt. Au. Spec. Fac. Ref.
                 Rev. (Amer. Airlines, Inc. Proj.), Ser. 1995 A,
                 4.05%, VRDN due 10/1/12                                          A-1+             500
         434     Salt Lake City (UT) Sub. Arpt. Rev., Ser. 1994 A,
                 3.65%, VRDN due 6/1/98                               VMIG-1      A-1+             434
       1,000     Texas Capital Hlth. Fac. Dev. Corp. (Island on
                 Lake Travis Ltd. Proj.), 3.70%, VRDN due 12/1/16                 A-1+           1,000
       1,000     Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR
                 (Carolina Pwr. & Lt. Co. Proj.), Ser. 1985 A,
                 3.65%, VRDN due 5/1/15                                           A-1+           1,000
         600     Warren (AR) Solid Waste Disp. Rev. (Potlatch Corp.
                 Proj.), Ser. 1993, 3.65%, VRDN due 4/1/12                        A-1+             600

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                                           DEUTSCHE BANK AG
$      2,000     Burlington (KS) Ref. & Imp. PCR (Kansas City Pwr.
                 & Lt. Co. Proj.), Ser. 1987 B, 3.70%, TECP due
                 11/10/97                                               P-1       A-1+     $     2,000
         200     Hapeville (GA) Dev. Au. IDR (Hapeville Hotel Ltd.
                 Partnership Proj.), Ser. 1985, 4.00%, VRDN due
                 11/1/15                                                P-1                        200
       1,000     New Hampshire Ind. Dev. Au. PCR (Connecticut Lt. &
                 Pwr. Co. Proj.), Ser. 1986, 3.70%, VRDN due
                 11/1/16                                              VMIG-1                     1,000
FIRST UNION NATIONAL BANK
       2,000     Washington Co. (PA) Au. Lease Rev. (Higher Ed.
                 Pooled Equip. Leasing Prog.), Ser. 1985 A, 3.70%,
                 VRDN due 11/1/05                                     VMIG-1                     2,000
FLEET BANK, N.A.
         400     California Poll. Ctrl. Fin. Au. Res. Rec. Rev.
                 (Burney Forest Prod. Proj.), Ser. 1988 A, 3.95%,
                 VRDN due 9/1/20                                        P-1                        400
       2,000     New York State Hsg. Fin. Agcy. Rev. (250 West 50th
                 Street), Ser. 1997 A, 3.65%, VRDN due 5/1/30         VMIG-1                     2,000
GENERAL ELECTRIC CAPITAL CORP.
       7,365     New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev.
                 (Countryside L.P. Proj.), Ser. 1994, 3.75%, VRDN
                 due 7/1/24                                           VMIG-1                     7,365
HARRIS TRUST AND SAVINGS BANK
         800     Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.),
                 Ser. 1995 C, 3.75%, VRDN due 2/1/05                              A-1+             800
       1,000     Illinois Dev. Fin. Au. IDR (Overton Gear & Tool
                 Corp. Proj.), Ser. 1994, 3.75%, VRDN due 10/1/08                 A-1+           1,000
KREDIETBANK, NV
         200     New York (NY) G.O., Ser. 1993 A-5, 4.00%, VRDN due
                 8/1/16                                               VMIG-1      A-1+             200

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                                  MORGAN GUARANTY TRUST CO.
$        100     Grapevine (TX) IDC Rev. (Amer. Airlines, Inc.
                 Proj.), Ser. 1984 A-4, 4.05%, VRDN due 12/1/24         P-1                $       100
         100     Grapevine (TX) IDC Rev. (Amer. Airlines, Inc.
                 Proj.), Ser. 1984 B-1, 4.05%, VRDN due 12/1/24         P-1                        100
         800     New York (NY) G.O., Ser. 1994 A-8, 4.00%, VRDN due
                 8/1/18                                               VMIG-1      A-1+             800
NATIONAL WESTMINSTER BANK PLC
       1,200     Hillsborough (FL) Aviation Au. Rev. (Tampa Int'l.
                 Arpt.), 3.75%, TECP due 11/13/97                       P-1       A-1+           1,200
         300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                 (Grant Town Cogeneration Proj.), Ser. 1990 A,
                 3.75%, VRDN due 10/1/17                              VMIG-1      A-1+             300
       1,400     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                 (Grant Town Cogeneration Proj.), Ser. 1990 B,
                 3.70%, VRDN due 10/1/17                              VMIG-1      A-1+           1,400
         300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                 (Grant Town Cogeneration Proj.), Ser. 1990 D,
                 3.70%, VRDN due 10/1/17                              VMIG-1      A-1+             300
       1,000     Rhode Island Std. Loan Au. Prog. Rev., Ser.
                 1995-1, 3.75%, VRDN due 7/1/19                                   A-1+           1,000
       3,000     Rhode Island Std. Loan Au. Prog. Rev., Ser.
                 1996-3, 3.75%, VRDN due 6/1/26                                   A-1+           3,000
NORWEST BANK
         800     New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys.
                 Proj.), Ser. 1985, 3.70%, VRDN due 8/1/14                        A-1+             800
PNC BANK N.A.
         400     Florida HFA Multi-Family Hsg. Rev. (Falls of
                 Venice Proj.), Ser. 1987 E, 3.75%, VRDN due
                 12/1/11                                                P-1        A-1             400
RABOBANK NEDERLAND
       1,500     Henderson Co. (KY) Solid Waste Disp. Rev. (Hudson
                 Foods, Inc. Proj.), Ser. 1995, 3.70%, VRDN due
                 3/1/15                                               VMIG-1                     1,500

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                                       ROYAL BANK OF CANADA
$        100     Lone Star (TX) Arpt. Imp. Au., Inc. Rev. (Amer.
                 Airlines, Inc. Proj.), Ser. 1984 A-2, 4.05%, VRDN
                 due 12/1/14                                          VMIG-1               $       100
         100     Lone Star (TX) Arpt. Imp. Au., Inc. Rev. (Amer.
                 Airlines, Inc. Proj.), Ser. 1984 B-5, 4.05%, VRDN
                 due 12/1/14                                          VMIG-1                       100
SOCIETE GENERALE
       1,700     Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd
                 Lien Rev., Ser. 1984 A, 3.65%, VRDN due 1/1/15       VMIG-1      A-1+           1,700
       1,900     Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
                 (Compagnie Nationale Air France Proj.), Ser. 1990,
                 3.70%, VRDN due 5/1/18                                           A-1+           1,900
         100     Indianapolis (IN) Multi-Family Hsg. Ref. Rev.
                 (Canal Square Proj.), Ser. 1989, 3.65%, VRDN due
                 12/1/15                                              VMIG-1                       100
         100     Los Angeles (CA) Reg. Arpts. Imp. Corp. Fac.
                 Sublease Rev. (Los Angeles Int'l. Arpt.), Ser.
                 1985, 4.05%, VRDN due 12/1/25                                    A-1+             100
       1,500     Maricopa Co. (AZ) Poll. Ctrl. Corp. PCR (Arizona
                 Pub. Svc. Co. Palo Verde Proj.), Ser. 1994 B,
                 4.20%, VRDN due 5/1/29                                 P-1       A-1+           1,500
         600     Platte Co. (WY) Ref. PCR (Tri-State Generation &
                 Transmission Assoc., Inc. Proj.), Ser. 1984 A,
                 3.95%, VRDN due 7/1/14                                 P-1                        600
STUDENT LOAN MARKETING ASSOC.
         200     Colorado Std. Oblig. Bond Au. Std. Loan Rev., Ser.
                 1993 A, 3.60%, VRDN due 7/1/99                       VMIG-1      A-1+             200
         300     Nebraska Higher Ed. Loan Prog., Inc. Std. Loan
                 Prog. Rev., Ser. 1986 A, 3.75%, VRDN due 12/1/16                 A-1+             300
       1,600     Panhandle-Plains (TX) Higher Ed. Au., Inc. Std.
                 Loan Rev., Ser. 1995 A, 3.70%, VRDN due 6/1/25       VMIG-1                     1,600
SUNTRUST BANK
       1,000     Mayfield (KY) IDR (Seaboard Farms of Kentucky
                 Proj.), 3.80%, VRDN due 8/1/19                         P-1                      1,000

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                                           SWISS BANK CORP.
$      1,150     Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg
                 Proj.), Ser. 1986, 3.70%, VRDN due 12/1/11           VMIG-1               $     1,150
TORONTO DOMINION BANK
       1,000     Crossett (AR) PCR (Georgia-Pacific Corp. Proj.),
                 Ser. 1984, 3.60%, VRDN due 10/1/07                     P-1                      1,000
         120     Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth.
                 Care, Inc.-Sys. Fin.), Ser. 1985 A-2, 3.60%, VRDN
                 due 1/1/16                                           VMIG-1      A-1+             120
TRUST CO. BANK-ATLANTA
       3,000     Fulco (GA) Hosp. Au. Rev. Anticipation Cert. (St.
                 Joseph's Hosp. of Atlanta Proj.), Ser. 1989,
                 3.65%, TECP due 12/11/97                             VMIG-1      A-1+           3,000
UNION BANK OF SWITZERLAND
       1,000     Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks
                 Gold Mining, Inc. Proj.), Ser. 1997, 3.75%, VRDN
                 due 5/1/09                                           VMIG-1      A-1+           1,000
         700     Beltrami Co. (MN) Env. Imp. Rev. (Northwood
                 Panelboard Co. Proj.), Ser. 1995, 4.05%, VRDN due
                 7/1/25                                                           A-1+             700
       1,000     Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser.
                 1995 A-1, 3.60%, VRDN due 7/1/25                     VMIG-1      A-1+           1,000
         900     Delta Co. (MI) Econ. Dev. Corp. Env. Imp. Rev.
                 (Mead-Escanaba Paper Co. Proj.), Ser. 1992, 4.10%,
                 VRDN due 12/1/23                                                 A-1+             900
       1,705     Des Moines (IA) Commercial Dev. Rev. (Capitol Ctr.
                 III Proj.), Ser. 1985, 3.65%, VRDN due 12/1/15       VMIG-1                     1,705
         150     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F
                 Ind., Inc. Proj.), 3.90%, VRDN due 1/1/14            VMIG-1                       150
         100     Sabine (TX) River Au. Ref. PCR (Texas Util. Elec.
                 Co.), Ser. B, 3.95%, VRDN due 6/1/30                 VMIG-1      A-1+             100
WACHOVIA BANK & TRUST CO.
         300     Los Angeles (CA) Reg. Arpts. Imp. Corp. Lease Rev.
                 (Amer. Airlines-Los Angeles Int'l. Arpt.), Ser.
                 1984 F, 4.05%, VRDN due 12/1/24                        P-1                        300

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                 Value(3)
    Amount                                                                Rating(2)           (000's
(000's omitted)                     Security(1)                       Moody's      S&P       omitted)
---------------  --------------------------------------------------  ---------  ---------  -------------
                                       WESTDEUTSCHE LANDESBANK GIROZENTRALE
$        600     New York (NY) Trust for Cultural Res. Rev. (The
                 Solomon R. Guggenheim Foundation), Ser. 1990 B,
                 4.00%, VRDN due 12/1/15                              VMIG-1      A-1+     $       600
                                                                                           -------------
                                                                                                79,459
                                                                                           -------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                 INSURANCE (5.9%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       4,300     Dade Co. (FL) Hlth. Fac. Au. Hosp. Rev. (Miami
                 Children's Hosp. Proj.), Ser. 1995, 3.60%, VRDN
                 due 9/1/25                                                       A-1+           4,300
         810     La Crosse (WI) IDR (Dairyland Pwr. Cooperative),
                 Ser. C, 4.00%, VRDN due 2/1/15                       VMIG-1                       810
         400     Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of
                 PA, Inc. Cap. Asset Fin. Prog.), Ser. 1985 A,
                 3.65%, VRDN due 12/1/20                                           A-1             400
FINANCIAL GUARANTY INSURANCE CO.
         700     New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr.
                 Sys. Rev., Ser. 1993 C, 4.00%, VRDN due 6/15/22      VMIG-1      A-1+             700
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       1,000     Illinois Toll Hwy. Au. Ref. Rev., Ser. 1993 B,
                 3.60%, VRDN due 1/1/10                               VMIG-1      A-1+           1,000  (5)
       2,100     Lower Colorado (TX) River Au. Jr. Lien Ref. Rev.,
                 3rd Ser., 3.60%, VRDN due 1/1/13                     VMIG-1      A-1+           2,100
                                                                                           -------------
                                                                                                 9,310
                                                                                           -------------
                 TOTAL INVESTMENTS (99.1%)                                                     155,141
                 Cash, receivables and other assets, less
                 liabilities (0.9%)                                                              1,346
                                                                                           -------------
                 TOTAL NET ASSETS (100.0%)                                                 $   156,487
                                                                                           -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal                                                                                   Value(6)
    Amount                                                                 Rating(2)            (000's
(000's omitted)                     Security(1)                        Moody's       S&P       omitted)
---------------  --------------------------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY
                 U.S. GOVERNMENT SECURITIES (2.6%)
   $     750     Massachusetts Wtr. Res. Au. Gen. Rev., Ser. 1992
                 A, 6.50%, due 7/15/21 P/R 7/15/02                       Aaa         AAA       $     833
                                                                                             -------------
                 TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE
                 (42.1%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       1,175     Anchorage (AK) Sr. Lien Elec. Rev. (Muni. Lt. &
                 Pwr.), Ser. 1996 C, 6.00%, due 12/1/04                  Aaa         AAA           1,276
       1,000     Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996,
                 6.50%, due 1/1/06                                       Aaa         AAA           1,131
         500     Florida Dept. of Trans. Tpke. Rev., Ser. 1995 A,
                 5.50%, due 7/1/03                                       Aaa         AAA             530
       1,000     New York City (NY) Muni. Assist. Corp. Rev., Ser.
                 D, 5.25%, due 7/1/02                                    Aaa         AAA           1,041
                                             FINANCIAL GUARANTY INSURANCE CO.
       1,000     Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995,
                 6.25%, due 10/1/06                                     Aaa          AAA           1,124
         750     New York Dorm. Au. Rev. (State Univ. Ed. Fac.),
                 Ser. 1993 B, 5.20%, due 5/15/03                        Aaa          AAA             781
       1,000     North Chicago (IL) Ref. G.O., Ser. 1996, 5.75%,
                 due 1/1/10                                             Aaa          AAA           1,071
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       1,000     Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A,
                 5.60%, due 6/15/08                                     Aaa          AAA           1,056
       1,000     Commonwealth of Pennsylvania G.O. (Ref. & Proj.),
                 2nd Ser. 1994, 5.20%, due 6/15/04                      Aaa          AAA           1,043
       1,000     Connecticut Spec. Tax Oblig. Ref. Rev. (Trans.
                 Infrastructure Purp.), Ser. 1993 A, 5.40%, due
                 9/1/09                                                 Aaa          AAA           1,034
       1,000     Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                 (Mem. Hosp. Sys. Proj.), Ser. A, 5.00%, due 6/1/06     Aaa          AAA           1,018

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                   Value(6)
    Amount                                                                 Rating(2)            (000's
(000's omitted)                     Security(1)                        Moody's       S&P       omitted)
---------------  --------------------------------------------------  -----------  ---------  -------------
   $   1,000     Nebraska Inv. Fin. Au. Hosp. Rev. (Nebraska
                 Methodist Hlth. Sys., Inc.), Ser. 1991, 7.00%, due
                 3/1/06                                                  Aaa         AAA       $   1,098
       1,000     Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W,
                 6.50%, due 7/1/05                                       Aaa         AAA           1,132
                                                                                             -------------
                                                                                                  13,335
                                                                                             -------------
                 TAX-EXEMPT SECURITIES -- OTHER (50.5%)
         500     Brownwood (TX) Independent Sch. Dist. Unlimited
                 Tax Sch. Bldg. & Ref. G.O. (Brown Co., Texas),
                 Ser. 1994, Zero Coupon, Yielding 5.90%, due
                 2/15/02                                                 Aaa                         414
         560     Brownwood (TX) Independent Sch. Dist. Unlimited
                 Tax Sch. Bldg. & Ref. G.O. (Brown Co., Texas),
                 Ser. 1994, Zero Coupon, Yielding 6.10%, due
                 2/15/04                                                 Aaa                         419
       1,000     California Ed. Fac. Au. Rev. (Univ. of So. Cal.
                 Proj.), Ser. 1989 B, 6.80%, due 10/1/99                 Aa3         AA            1,054
         670     Cincinnati (OH) Std. Loan Funding Corp. Ref. Rev.,
                 Ser. 1992 C, 6.10%, due 7/1/02                          Aaa                         706
       1,000     Commonwealth of Massachusetts Ref. G.O., Ser. 1995
                 A, 6.25%, due 7/1/04                                    A1          AA-           1,099
       1,000     Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04            Aaa         AAA           1,164
       1,970     Honolulu (HI) City & Co. G.O., Ser. 74, Zero
                 Coupon, Yielding 5.95%, due 1/1/13                      Aa2                         891
       1,500     Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm.
                 Dev. Rev. (Single Family Prog.), 3rd Ser. 1993,
                 5.15%, due 4/1/08                                       Aa2                       1,525
       1,000     Maryland Wtr. Quality Fin. Admin. Ref. Rev.
                 (Revolving Loan Fund), Ser. 1995 A, 5.50%, due
                 9/1/11                                                  Aa2         AA            1,033
       1,000     Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994,
                 5.50%, due 4/1/12                                       Aaa         AAA           1,042

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                   Value(6)
    Amount                                                                 Rating(2)            (000's
(000's omitted)                     Security(1)                        Moody's       S&P       omitted)
---------------  --------------------------------------------------  -----------  ---------  -------------
   $     190     Mississippi Higher Ed. Assist. Corp. Std. Loan
                 Sub. Rev., Ser. 1993 C, 6.05%, due 9/1/07                A                    $     199
       1,000     Nevada Ref. Limited Tax G.O., Ser. 1997 A-2,
                 6.00%, due 5/15/06                                      Aa2         AA            1,099
         500     New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994,
                 5.00%, due 6/15/11                                      Aa2         AA-             500
         750     New York City (NY) IDA Spec. Fac. Rev. (Term. One
                 Group Assoc., L.P. Proj.), Ser. 1994, 6.00%, due
                 1/1/15                                                   A           A              782
       1,000     New York Dorm. Au. Rev. (Columbia Univ.), Ser.
                 1994 A, 4.00%, due 7/1/00                               Aaa         AA+             999
       1,000     Omaha (NE) Pub. Pwr. Dist. Elec. Sys. Rev., Ser.
                 1993 E, 4.60%, due 2/1/06                               Aa2         AA            1,001
       1,000     Port of Portland (OR) Ref. G.O., Ser. 1993 A,
                 4.50%, due 3/1/05                                       Aa          AA+           1,000
       1,000     Washington Motor Vehicle Fuel Tax G.O., Ser. 1995
                 D, 6.50%, due 9/1/01                                    Aa1         AA+           1,083
                                                                                             -------------
                                                                                                  16,010
                                                                                             -------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES (0.9%)
         300     Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C,
                 4.10%, VRDN due 7/1/17                                  P-1        A-1+             300
                                                                                             -------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                 LETTERS OF CREDIT (2.5%)
                                                          BANK OF NOVA SCOTIA
         200     North Alabama Env. Imp. Au. Ref. PCR (Reynolds
                 Metals Co. Proj.), Ser. 1985, 4.05%, VRDN due
                 12/1/00                                                P-1                          200
         100     Port of Portland (OR) Ref. PCR (Reynolds Metals
                 Co. Proj.), Ser. 1985, 4.05%, VRDN due 12/1/09         P-1                          100
SOCIETE GENERALE
         100     Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac.
                 Rev., 4.15%, VRDN due 12/1/25                                      A-1+             100

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                   Value(6)
    Amount                                                                 Rating(2)            (000's
(000's omitted)                     Security(1)                        Moody's       S&P       omitted)
---------------  --------------------------------------------------  -----------  ---------  -------------
                                                    UNION BANK OF SWITZERLAND
$        300     Washoe Co. (NV) Wtr. Fac. Rev. (Sierra Pacific
                 Pwr. Co. Proj.), Ser. 1990, 4.25%, VRDN due
                 12/1/20                                                P-1         A-1+     $       300
WACHOVIA BANK & TRUST CO.
         100     Los Angeles (CA) Reg. Arpts. Imp. Corp. Lease Rev.
                 (Amer. Airlines -- Los Angeles Int'l. Arpt.), Ser.
                 A, 4.05%, VRDN due 12/1/24                             P-1                          100
                                                                                             -------------
                                                                                                     800
                                                                                             -------------
                 TOTAL INVESTMENTS (98.6%) (COST $30,390)                                         31,278  (7)
                 Cash, receivables and other assets, less
                 liabilities (1.4%)                                                                  434
                                                                                             -------------
                 TOTAL NET ASSETS (100.0%)                                                   $    31,712
                                                                                             -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger&Berman Municipal Money Portfolio ("Municipal Money") and Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 78% and 51% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Credit ratings are unaudited.
3) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
4) Canadian Imperial Bank of Commerce has also issued a letter of credit for this security.
5) Societe Generale has also issued a letter of credit for this security.
6) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
7) At October 31, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                          GROSS           GROSS
                                                       UNREALIZED      UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                          COST        APPRECIATION    DEPRECIATION    APPRECIATION
----------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES PORTFOLIO       $   30,390,000  $     888,000    $        --    $    888,000

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO
                                                    -------------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     155,141    $      31,278
      Cash                                                     62               53
      Deferred organization costs (Note A)                      2                1
      Interest receivable                                   1,352              414
      Prepaid expenses and other assets                         3                1
      Receivable for securities sold                           10               --
                                                    -------------------------------
                                                          156,570           31,747
                                                    -------------------------------
LIABILITIES
      Payable to investment manager (Note B)                   35                7
      Accrued expenses                                         48               28
                                                    -------------------------------
                                                               83               35
                                                    -------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     156,487    $      31,712
                                                    -------------------------------

NET ASSETS consist of:
      Paid-in capital                               $     156,487    $      30,824
      Net unrealized appreciation in value of
        investment securities                                  --              888
                                                    -------------------------------
NET ASSETS                                          $     156,487    $      31,712
                                                    -------------------------------
*Cost of investments                                $     155,141    $      30,390
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO
                                                    ---------------------------
INVESTMENT INCOME
    Interest income                                 $     5,213    $     1,633
                                                    ---------------------------
    Expenses:
      Investment management fee (Note B)                    354             83
      Accounting fees                                        10             10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3              1
      Auditing fees                                          30             22
      Custodian fees (Note B)                               107             32
      Insurance expense                                       3              1
      Legal fees                                             17             13
      Trustees' fees and expenses                            11              7
                                                    ---------------------------
        Total expenses                                      535            169
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (7)            (3)
                                                    ---------------------------
        Total net expenses                                  528            166
                                                    ---------------------------
        Net investment income                             4,685          1,467
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                   --            223
    Net realized loss on financial futures
      contracts (Note A)                                     --            (13)
    Change in net unrealized appreciation of
      investment securities and financial futures
      contracts (Note A)                                     --            462
                                                    ---------------------------
        Net gain on investments                              --            672
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     4,685    $     2,139
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                    PORTFOLIO                       PORTFOLIO
                                                      Year                            Year
                                                      Ended                           Ended
                                                   October 31,                     October 31,
(000'S OMITTED)                               1997            1996            1997            1996
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       4,685   $       5,139   $       1,467   $       1,860
    Net realized gain on investments                 --               2             210             227
    Change in net unrealized
      appreciation of investments                    --              --             462            (432)
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                             4,685           5,141           2,139           1,655
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   203,054         213,754           3,829           3,715
    Reductions                                 (183,975)       (247,266)        (13,218)        (10,828)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests         19,079         (33,512)         (9,389)         (7,113)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            23,764         (28,371)         (7,250)         (5,458)
NET ASSETS:
    Beginning of year                           132,723         161,094          38,962          44,420
                                          -------------------------------------------------------------
    End of year                           $     156,487   $     132,723   $      31,712   $      38,962
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Portfolio ("Municipal Money") and Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger& Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1997, the unamortized balance of such expenses amounted to $1,967 and $695, for Municipal Money and Municipal Securities, respectively.
6) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

7) FINANCIAL FUTURES CONTRACTS: Municipal Securities may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the year ended October 31, 1997, Municipal Securities entered into financial futures contracts. There were no open positions in financial futures contracts at October 31, 1997.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays N&B Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million,
 .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

N&B Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $7,437 and $2,577, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1997, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) as follows:

                                                  PURCHASES         SALES
-----------------------------------------------------------------------------
MUNICIPAL SECURITIES                             $6,944,117      $ 14,291,349

   All securities transactions for Municipal Money were short-term.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                       MUNICIPAL                                      MUNICIPAL
                                                         MONEY                                        SECURITIES
                                                       PORTFOLIO                                      PORTFOLIO
                                                                      Period from                                  Period from
                                                                        July 2,                                      July 2,
                                                                        1993(1)                                      1993(1)
                                         Year Ended October 31,      to October 31,     Year Ended October 31,    to October 31,
                                      1997    1996    1995    1994        1993        1997   1996   1995   1994        1993
                                     -------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                     .38%    .37%    .37%     --          --         .51%   .47%   .47%    --          --
                                     -------------------------------------------------------------------------------------------
  Net Expenses                          .37%    .36%    .36%    .36%        .36%(3)     .50%   .47%   .46%   .40%        .42%(3)
                                     -------------------------------------------------------------------------------------------
  Net Investment Income                3.29%   3.21%   3.57%   2.38%       2.20%(3)    4.44%  4.49%  4.63%  4.47%       4.21%(3)
                                     -------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  --      --      --      --          --          22%     3%    66%   127%         25%
                                     -------------------------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                           $156.5  $132.7  $161.1  $150.5      $181.8       $31.7  $39.0  $44.4  $51.4      $104.3
                                     -------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, each Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Municipal Money Portfolio and
Neuberger&Berman Municipal Securities Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Municipal Money Portfolio and Neuberger&Berman Municipal Securities Portfolio, two of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 5, 1997

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Municipal Money Fund, and Neuberger&Berman Municipal Securities Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc. -Registered Trademark-

          605 THIRD AVENUE 2ND FLOOR
          NEW YORK, NY 10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264
          WWW.NBFUNDS.COM






Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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